Schedule of Investments (unaudited) April 30, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.6%
AMP Ltd.(a)	93,070	$87,134
APA Group	6,560	46,900
Aristocrat Leisure Ltd.	8,200	136,844
ASX Ltd.	1,640	87,561
Australia & New Zealand Banking Group Ltd.	30,340	335,695
Bendigo & Adelaide Bank Ltd.	10,414	44,590
Brambles Ltd.	23,616	171,312
Caltex Australia Ltd.	6,150	100,338
Challenger Ltd.	6,150	19,971
Cochlear Ltd.	492	59,430
Coles Group Ltd.	12,300	124,899
Commonwealth Bank of Australia	21,414	878,898
Computershare Ltd.	10,988	87,621
Crown Resorts Ltd.	8,856	57,342
CSL Ltd.	5,084	1,029,969
Dexus	21,238	127,365
Fortescue Metals Group Ltd.	42,066	329,386
Goodman Group	22,960	197,670
GPT Group (The)	10,496	29,067
Harvey Norman Holdings Ltd.	12,956	23,581
Insurance Australia Group Ltd.	42,886	162,288
James Hardie Industries PLC	6,724	98,697
Lendlease Group	6,150	49,766
Macquarie Group Ltd.	5,166	347,215
Medibank Pvt Ltd.	23,944	42,326
Mirvac Group	79,048	115,926
National Australia Bank Ltd.	26,896	298,645
Newcrest Mining Ltd.(b)	9,430	170,027
QBE Insurance Group Ltd.	16,810	92,997
Ramsay Health Care Ltd.	1,230	50,419
Scentre Group	56,826	86,685
Seek Ltd.	11,070	126,179
Sonic Healthcare Ltd.	2,132	37,952
Stockland	42,312	79,781
Suncorp Group Ltd.	22,222	133,703
Sydney Airport	24,682	101,804
Tabcorp Holdings Ltd.	38,034	80,181
Telstra Corp. Ltd.	32,882	65,660
Transurban Group	38,786	350,426
Treasury Wine Estates Ltd.	18,778	124,784
Vicinity Centres	49,200	47,995
Westpac Banking Corp.	40,116	427,577
Woolworths Group Ltd.	9,512	222,633
Worley Ltd.	33,374	196,650

		7,485,889

Austria — 0.1%
Erste Group Bank AG	3,690	80,126
Raiffeisen Bank International AG	4,161	71,690
Verbund AG	6,150	278,605

		430,421

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	7,872	361,098
Umicore SA	3,772	162,821

		523,919

Brazil — 0.4%
Ambev SA	73,801	154,601
B3 SA — Brasil, Bolsa, Balcao	32,800	232,793
Banco Bradesco SA	18,051	58,555

Security	Shares	Value

Brazil (continued)
Banco do Brasil SA	16,400	$86,343
BB Seguridade Participacoes SA	16,400	80,435
CCR SA	41,000	93,538
Cielo SA	32,836	24,627
Cogna Educacao	25,100	25,687
Embraer SA(a)	16,400	26,206
Localiza Rent a Car SA	17,150	108,318
Lojas Renner SA	16,450	116,660
Suzano SA(a)	16,400	119,396
Ultrapar Participacoes SA	49,202	131,792
Vale SA	65,601	543,635

		1,802,586

Canada — 3.2%
Agnico Eagle Mines Ltd.	7,544	441,739
Algonquin Power & Utilities Corp.	7,790	108,245
Alimentation Couche-Tard Inc., Class B	13,284	371,468
AltaGas Ltd.	6,150	73,679
Aurora Cannabis Inc.(a)(c)	15,744	11,562
Bank of Montreal	6,642	338,424
Bank of Nova Scotia (The)	15,334	616,032
Barrick Gold Corp.	18,122	467,484
Bausch Health Companies Inc.(a)	2,132	38,605
BCE Inc.	5,084	206,039
BlackBerry Ltd.(a)	17,138	73,293
Bombardier Inc., Class B(a)(c)	36,900	13,018
Brookfield Asset Management Inc., Class A	15,621	529,041
Cameco Corp.	15,908	158,513
Canadian Imperial Bank of Commerce	5,494	326,250
Canadian National Railway Co.	7,216	598,030
Canadian Pacific Railway Ltd.	1,066	242,802
Canadian Tire Corp. Ltd., Class A, NVS	984	69,194
Canopy Growth Corp.(a)(c)	4,018	64,221
CCL Industries Inc., Class B, NVS	4,838	151,554
CGI Inc.(a)	2,214	141,500
Constellation Software Inc.	328	316,093
Cronos Group Inc.(a)(c)	6,150	36,485
Dollarama Inc.	5,658	177,853
Enbridge Inc.	20,673	634,799
Fairfax Financial Holdings Ltd.	492	133,691
First Quantum Minerals Ltd.	28,208	172,625
Franco-Nevada Corp.	5,002	663,212
George Weston Ltd.	3,608	256,492
Hydro One Ltd.(d)	18,040	327,823
Intact Financial Corp.	1,230	117,310
Inter Pipeline Ltd.	6,150	51,540
Kirkland Lake Gold Ltd.	4,100	169,851
Loblaw Companies Ltd.	2,542	125,366
Lundin Mining Corp.	46,002	225,878
Manulife Financial Corp.	12,136	153,169
Metro Inc.	5,002	206,245
National Bank of Canada	1,722	69,602
Open Text Corp.	6,150	232,903
Pembina Pipeline Corp.	31,570	725,522
Power Corp. of Canada	6,455	103,451
PrairieSky Royalty Ltd.	41,820	306,510
Restaurant Brands International Inc.	4,100	200,432
RioCan REIT	7,052	80,728
Rogers Communications Inc., Class B, NVS	4,592	192,745
Royal Bank of Canada	15,744	970,632
Shaw Communications Inc., Class B, NVS	11,070	181,000

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Shopify Inc., Class A(a)	984	$625,404
Stars Group Inc. (The)(a)	4,510	126,083
Sun Life Financial Inc.	4,838	166,184
TELUS Corp.	4,920	80,586
Thomson Reuters Corp.	4,592	324,229
Toronto-Dominion Bank (The)	20,039	839,100
Wheaton Precious Metals Corp.	14,022	533,945
WSP Global Inc.	2,460	165,440

		14,733,621

Chile — 0.0%
Aguas Andinas SA, Class A	307,828	103,104
Cencosud SA	12,300	14,861
Cia. Cervecerias Unidas SA	6,150	44,140
Falabella SA	13,654	37,240
Itau CorpBanca Chile SA	6,254,550	17,679

		217,024

China — 4.7%
360 Security Technology Inc., Class A	8,200	21,675
Agricultural Bank of China Ltd., Class A	303,400	148,706
Agricultural Bank of China Ltd., Class H	656,000	269,294
Alibaba Group Holding Ltd., ADR(a)	17,548	3,556,453
Baidu Inc., ADR(a)	2,870	289,669
Bank of Beijing Co. Ltd., Class A	182,797	128,954
Bank of China Ltd., Class A	114,800	56,592
Bank of China Ltd., Class H	1,148,000	429,342
Bank of Communications Co. Ltd., Class A	221,400	162,459
Bank of Communications Co. Ltd., Class H(d)	246,000	152,407
Bank of Jiangsu Co. Ltd., Class A	32,895	28,145
Bank of Nanjing Co. Ltd., Class A	32,800	35,730
Bank of Ningbo Co. Ltd., Class A	8,200	30,259
Bank of Shanghai Co. Ltd., Class A	16,400	18,980
China Cinda Asset Management Co. Ltd., Class H	328,000	62,367
China CITIC Bank Corp. Ltd., Class A	24,600	18,121
China CITIC Bank Corp. Ltd., Class H	164,000	78,269
China Conch Venture Holdings Ltd.	41,000	192,058
China Construction Bank Corp., Class H	1,236,000	983,651
China Everbright Bank Co. Ltd., Class A	229,600	121,315
China Gas Holdings Ltd.	32,800	118,332
China Jushi Co. Ltd., Class A	16,400	20,444
China Life Insurance Co. Ltd., Class H	164,000	341,574
China Merchants Bank Co. Ltd., Class A	24,600	122,280
China Merchants Bank Co. Ltd., Class H	41,000	191,800
China Minsheng Banking Corp. Ltd., Class A	123,000	102,626
China Mobile Ltd.	82,000	644,840
China Molybdenum Co. Ltd., Class H	246,000	72,486
China National Nuclear Power Co. Ltd., Class A	401,098	246,022
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	16,400	20,978
China Oilfield Services Ltd., Class H	148,000	112,192
China Pacific Insurance Group Co. Ltd., Class A	16,400	71,484
China Resources Gas Group Ltd.	164,000	904,531
China Tower Corp. Ltd., Class H(d)	492,000	107,800
China Unicom Hong Kong Ltd.	164,000	103,463
China Vanke Co. Ltd., Class A	8,200	31,130
China Vanke Co. Ltd., Class H	25,300	82,195
China Yangtze Power Co. Ltd., Class A	82,000	202,696
Chongqing Rural Commercial Bank Co. Ltd., Class H	164,000	70,008
Country Garden Holdings Co. Ltd.	82,000	103,154
ENN Energy Holdings Ltd.	24,600	271,359

Security	Shares	Value

China (continued)
Foshan Haitian Flavouring & Food Co. Ltd., Class A	8,200	$142,793
Fosun International Ltd.	41,000	50,699
Ganfeng Lithium Co. Ltd., Class A	16,400	107,586
Geely Automobile Holdings Ltd.	82,000	125,147
Great Wall Motor Co. Ltd., Class H	88,000	57,401
Gree Electric Appliances Inc. of Zhuhai, Class A	8,200	63,620
Guangzhou Baiyun International Airport Co. Ltd., Class A	8,200	18,353
Guotai Junan Securities Co. Ltd., Class A	16,400	39,308
Haitong Securities Co. Ltd., Class A	16,400	29,946
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	8,200	37,240
Hangzhou Robam Appliances Co. Ltd., Class A	8,200	37,031
Henan Shuanghui Investment & Development Co. Ltd., Class A	8,200	46,939
Huazhu Group Ltd., ADR	4,100	147,641
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	8,200	24,068
Hutchison China MediTech Ltd., ADR(a)	3,936	84,663
Iflytek Co. Ltd., Class A	8,200	38,657
Industrial & Commercial Bank of China Ltd., Class A	24,600	18,016
Industrial & Commercial Bank of China Ltd., Class H	902,000	598,581
Industrial Bank Co. Ltd., Class A	67,998	160,089
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	16,400	67,929
iQIYI Inc., ADR(a)(c)	6,150	104,366
JD.com Inc., ADR(a)	9,430	406,433
Jiangsu Expressway Co. Ltd., Class H	164,000	191,025
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	8,200	114,346
Jinduicheng Molybdenum Co. Ltd., Class A	24,600	20,595
JOYY Inc.(a)(c)	1,476	89,977
NetEase Inc., ADR	820	282,867
New Oriental Education & Technology Group Inc., ADR(a)	2,214	282,639
NIO Inc., ADR(a)(c)	24,600	83,886
Offshore Oil Engineering Co. Ltd., Class A	49,200	34,499
People’s Insurance Co. Group of China Ltd. (The), Class H	246,000	78,682
PICC Property & Casualty Co. Ltd., Class H	164,000	153,440
Pinduoduo Inc., ADR(a)(c)	3,444	163,383
Ping An Insurance Group Co. of China Ltd., Class A	8,200	86,491
Ping An Insurance Group Co. of China Ltd., Class H	82,000	822,958
Postal Savings Bank of China Co. Ltd., Class H(d)	164,000	96,029
Sany Heavy Industry Co. Ltd., Class A	32,800	91,300
SF Holding Co. Ltd., Class A	8,200	54,350
Shanghai International Airport Co. Ltd., Class A	8,200	82,124
Shanghai International Port Group Co. Ltd., Class A	49,399	29,250
Shanghai Pudong Development Bank Co. Ltd., Class A	65,600	98,781
Shenzhen International Holdings Ltd.	41,000	76,720
Shenzhou International Group Holdings Ltd.	24,600	279,878
Sichuan Chuantou Energy Co. Ltd., Class A	73,800	93,774
Sino Biopharmaceutical Ltd.	82,000	117,093
Sunny Optical Technology Group Co. Ltd.	8,200	113,686
Suofeiya Home Collection Co. Ltd., Class A	8,200	21,896
TAL Education Group, ADR(a)	4,674	253,284
Tech-Bank Food Co. Ltd., Class A(a)	16,400	29,179
Tencent Holdings Ltd.	65,600	3,444,652
Tencent Music Entertainment Group, ADR(a)	6,150	70,172
Tianqi Lithium Corp., Class A	10,450	24,514
Tongkun Group Co. Ltd., Class A	16,400	27,297
Towngas China Co. Ltd.	164,000	79,508
Trip.com Group Ltd., ADR(a)	5,986	154,199
Vipshop Holdings Ltd., ADR(a)	7,544	120,176
Want Want China Holdings Ltd.	82,000	57,411
Wens Foodstuffs Group Co. Ltd., Class A	8,200	35,115

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wuliangye Yibin Co. Ltd., Class A	8,200	$157,708
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	16,400	57,893
Yintai Gold Co. Ltd., Class A	16,400	38,170
Yum China Holdings Inc.	4,701	227,811
Zhejiang Expressway Co. Ltd., Class H	164,000	120,398
Zhejiang Semir Garment Co. Ltd., Class A	16,400	16,587
ZTO Express Cayman Inc., ADR	6,150	183,024

		21,789,113

Colombia — 0.1%
Grupo de Inversiones Suramericana SA	46,822	257,066
Interconexion Electrica SA ESP	49,774	231,114

		488,180

Czech Republic — 0.0%
Moneta Money Bank AS(d)	6,150	12,885

Denmark — 0.6%
Carlsberg A/S, Class B	880	110,939
Chr Hansen Holding A/S	2,050	176,626
Coloplast A/S, Class B	902	142,638
Danske Bank A/S(a)	10,168	120,631
Genmab A/S(a)	738	177,439
ISS A/S(a)	2,132	31,805
Novo Nordisk A/S, Class B	19,598	1,249,721
Novozymes A/S, Class B	6,848	335,429
Orsted A/S(d)	1,640	165,766
Pandora A/S	1,640	58,249
Vestas Wind Systems A/S	2,542	218,793

		2,788,036

Finland — 0.4%
Elisa OYJ	3,444	209,132
Kone OYJ, Class B	6,232	377,609
Neste OYJ	16,728	592,356
Nokia OYJ	43,624	158,825
Nokian Renkaat OYJ	2,706	57,899
Nordea Bank Abp	34,276	221,928
Orion OYJ, Class B	1,558	79,146
Sampo OYJ, Class A	4,674	154,812
Wartsila OYJ Abp	13,448	98,747

		1,950,454

France — 2.9%
Aeroports de Paris	492	48,177
Airbus SE(a)	7,298	462,664
Alstom SA	3,116	127,508
Amundi SA(d)	1,640	108,855
Atos SE	2,460	175,300
AXA SA	20,992	372,387
BioMerieux	492	61,056
BNP Paribas SA	10,414	327,080
Bollore SA	34,358	91,145
Bureau Veritas SA	5,412	112,272
Capgemini SE	2,378	223,320
CNP Assurances(a)	4,428	45,711
Credit Agricole SA	3,936	31,393
Danone SA	7,708	534,077
Dassault Aviation SA	82	66,912
Dassault Systemes SE	1,886	275,879
Edenred	4,838	194,846
Eiffage SA	410	33,546
EssilorLuxottica SA	3,889	479,846

Security	Shares	Value

France (continued)
Eurazeo SE	3,008	$143,845
Gecina SA	721	94,055
Getlink SE	10,742	136,835
Hermes International	492	359,869
ICADE	1,148	88,207
Iliad SA	738	109,933
Ingenico Group SA	1,148	144,224
Kering SA	984	495,992
Klepierre SA	4,346	87,849
Legrand SA	4,182	281,795
L’Oreal SA	3,690	1,072,251
LVMH Moet Hennessy Louis Vuitton SE	2,378	917,999
Natixis SA	6,150	14,557
Orange SA	12,300	150,013
Pernod Ricard SA	3,034	462,249
Peugeot SA	5,986	85,726
Publicis Groupe SA	1,804	53,607
Remy Cointreau SA	738	82,288
Renault SA	3,608	71,552
Safran SA	4,592	423,594
Sanofi	12,710	1,241,637
Sartorius Stedim Biotech	328	78,678
Schneider Electric SE	9,512	869,527
SCOR SE	1,840	51,795
SES SA	4,264	28,471
Societe Generale SA	12,792	199,798
Sodexo SA(c)	1,886	149,766
STMicroelectronics NV	8,938	232,116
Teleperformance	492	110,203
Thales SA	1,558	117,986
Ubisoft Entertainment SA(a)	2,214	164,706
Unibail-Rodamco-Westfield	2,504	147,334
Vinci SA	8,118	664,206
Vivendi SA	11,152	240,692
Worldline SA(a)(d)	1,394	94,634

		13,439,963

Germany — 2.1%
adidas AG	1,968	450,941
Allianz SE, Registered	4,674	864,570
Aroundtown SA	11,152	59,975
BASF SE	246	12,579
Bayer AG, Registered	9,758	642,772
Bayerische Motoren Werke AG	5,986	354,377
Beiersdorf AG	1,230	128,767
Commerzbank AG	12,300	45,455
Continental AG	1,230	104,005
Daimler AG, Registered	14,596	504,150
Delivery Hero SE(a)(d)	3,362	283,545
Deutsche Bank AG, Registered	25,174	186,890
Deutsche Boerse AG	1,640	254,624
Deutsche Post AG, Registered	5,494	163,377
Deutsche Telekom AG, Registered	20,992	306,376
Deutsche Wohnen SE	4,264	172,803
Fraport AG Frankfurt Airport Services Worldwide	1,476	64,731
Fresenius Medical Care AG & Co. KGaA	3,198	251,008
Fresenius SE & Co. KGaA	5,166	224,239
GEA Group AG	2,788	64,067
Infineon Technologies AG	17,548	325,784
KION Group AG	820	40,695
Merck KGaA	1,230	142,940

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
MTU Aero Engines AG	738	$100,476
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,476	324,626
Puma SE	1,342	84,342
QIAGEN NV(a)	3,198	133,105
SAP SE	11,562	1,379,601
Siemens AG, Registered	9,020	836,605
Siemens Healthineers AG(d)	2,050	90,264
Symrise AG	3,854	389,709
Telefonica Deutschland Holding AG	38,786	110,242
United Internet AG, Registered(e)	2,214	76,266
Vonovia SE	5,658	279,184
Wirecard AG(c)	1,230	121,789
Zalando SE(a)(d)	2,788	135,859

		9,710,738

Greece — 0.0%
National Bank of Greece SA(a)	5,625	7,633
OPAP SA	5,625	50,521

		58,154

Hong Kong — 1.0%
AIA Group Ltd.	147,600	1,337,281
BOC Hong Kong Holdings Ltd.	41,000	123,134
CK Asset Holdings Ltd.	41,000	252,979
Hang Lung Properties Ltd.	82,000	171,613
Hang Seng Bank Ltd.	8,200	140,946
Hong Kong & China Gas Co. Ltd.(c)	187,559	327,346
Hong Kong Exchanges & Clearing Ltd.	9,000	285,594
Hongkong Land Holdings Ltd.(c)	24,600	103,566
Jardine Strategic Holdings Ltd.	8,200	176,710
Link REIT	41,000	359,334
Melco Resorts & Entertainment Ltd., ADR	7,052	111,563
MTR Corp. Ltd.	41,000	222,260
Power Assets Holdings Ltd.	82,000	535,387
Sun Hung Kai Properties Ltd.	41,000	549,327
Swire Properties Ltd.	32,800	89,833

		4,786,873

Hungary — 0.0%
OTP Bank Nyrt	1,968	58,513

India — 1.0%
Adani Ports & Special Economic Zone Ltd.	3,280	12,671
Asian Paints Ltd.	9,102	213,166
Axis Bank Ltd.	19,434	115,137
Bajaj Auto Ltd.	1,968	68,748
Bandhan Bank Ltd.(d)	6,150	21,486
Bharat Petroleum Corp. Ltd.	18,450	90,905
Bharti Airtel Ltd.(a)	25,092	171,847
Bharti Infratel Ltd.	8,282	19,234
Cipla Ltd.	12,300	96,572
Dabur India Ltd.	6,150	40,072
DLF Ltd.	24,600	48,106
Godrej Consumer Products Ltd.	6,150	44,486
HCL Technologies Ltd.	17,056	123,454
HDFC Life Insurance Co. Ltd.(d)	6,150	41,034
Hero MotoCorp Ltd.	1,640	47,319
Hindustan Unilever Ltd.	8,446	246,874
Housing Development Finance Corp. Ltd.	15,006	382,868
ICICI Bank Ltd.	14,885	75,352
ICICI Bank Ltd., ADR, NVS	15,744	153,661

Security	Shares	Value

India (continued)
Infosys Ltd.	24,928	$237,512
Infosys Ltd., ADR	11,890	109,745
ITC Ltd.	63,714	154,459
Larsen & Toubro Ltd., GDR(e)	2,870	33,292
Lupin Ltd.	6,150	68,408
Mahindra & Mahindra Ltd., GDR	2,952	14,288
Maruti Suzuki India Ltd.	1,148	81,922
Nestle India Ltd.	801	191,193
Petronet LNG Ltd.	42,558	137,713
REC Ltd.	24,764	31,509
Reliance Industries Ltd.	36,408	710,755
SBI Life Insurance Co. Ltd.(d)	6,150	59,526
State Bank of India(a)	6,150	15,601
State Bank of India, GDR(a)(e)	2,301	57,870
Sun Pharmaceutical Industries Ltd.	8,610	53,251
Tata Consultancy Services Ltd.	10,517	282,122
Tata Motors Ltd.(a)	51,581	64,051
Tech Mahindra Ltd.	7,298	53,087
Titan Co. Ltd.	5,002	64,614
United Spirits Ltd.(a)	6,150	43,950
Wipro Ltd.	6,150	15,638
Wipro Ltd., ADR	17,046	56,081
Zee Entertainment Enterprises Ltd.	12,300	26,100

		4,575,679

Indonesia — 0.1%
Astra International Tbk PT	278,800	72,160
Bank Central Asia Tbk PT	41,000	71,251
Bank Rakyat Indonesia Persero Tbk PT	541,200	99,326
Charoen Pokphand Indonesia Tbk PT	90,200	27,894
Gudang Garam Tbk PT	16,400	49,944
Hanjaya Mandala Sampoerna Tbk PT	385,400	41,325
Jasa Marga Persero Tbk PT	196,842	41,684
Telekomunikasi Indonesia Persero Tbk PT	787,200	185,224
Unilever Indonesia Tbk PT	205,000	114,042

		702,850

Ireland — 0.3%
Flutter Entertainment PLC(a)	133	16,272
Kerry Group PLC, Class A	1,886	216,282
Linde PLC	4,674	859,969
Trane Technologies PLC	3,116	272,401

		1,364,924

Israel — 0.2%
Bank Hapoalim BM	16,974	109,936
Bank Leumi Le-Israel BM	14,525	79,051
Check Point Software Technologies Ltd.(a)	1,640	173,414
Nice Ltd.(a)	1,312	219,353
Teva Pharmaceutical Industries Ltd., ADR(a)	17,630	189,346
Wix.com Ltd.(a)	410	53,632

		824,732

Italy — 0.5%
Assicurazioni Generali SpA	16,400	233,787
Atlantia SpA	11,726	190,790
CNH Industrial NV(a)	15,252	95,422
Davide Campari-Milano SpA	19,680	152,397
Ferrari NV	1,886	296,227
Intesa Sanpaolo SpA	177,612	276,828
Leonardo SpA	5,457	37,620
Moncler SpA	3,116	117,064
Recordati SpA	984	42,755

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Snam SpA	55,596	$248,936
Terna Rete Elettrica Nazionale SpA	46,002	288,208
UniCredit SpA(a)	20,500	157,827

		2,137,861

Japan — 7.1%
Alfresa Holdings Corp.	16,400	330,960
Astellas Pharma Inc.	25,200	421,002
Canon Inc.	16,400	350,360
Chiba Bank Ltd. (The)	16,400	76,989
Concordia Financial Group Ltd.	32,800	101,834
Dai-ichi Life Holdings Inc.	16,400	208,729
Daiichi Sankyo Co. Ltd.	8,200	566,067
Daiwa House Industry Co. Ltd.	8,200	211,451
Daiwa Securities Group Inc.	41,000	171,921
Denso Corp.	8,200	292,312
Dentsu Group Inc.	8,200	174,682
East Japan Railway Co.	1,100	80,987
Hitachi Ltd.	8,200	248,527
Honda Motor Co. Ltd.	16,400	400,357
Hoya Corp.	8,200	756,546
Iida Group Holdings Co. Ltd.	16,400	220,691
Isuzu Motors Ltd.	16,400	126,510
ITOCHU Corp.	32,800	651,798
Japan Post Bank Co. Ltd.	24,600	229,816
Japan Post Holdings Co. Ltd.	32,800	265,259
Japan Tobacco Inc.	16,400	308,952
JGC Holdings Corp.	8,200	80,823
Kajima Corp.	16,400	173,302
Kansai Paint Co. Ltd.	16,400	316,084
Kao Corp.	8,200	637,688
KDDI Corp.	24,600	715,214
Keikyu Corp.	8,200	135,881
Keisei Electric Railway Co. Ltd.	8,200	249,984
Keyence Corp.	1,800	652,602
Kirin Holdings Co. Ltd.	16,400	318,767
Koito Manufacturing Co. Ltd.	8,200	313,630
Komatsu Ltd.	8,200	158,157
Kubota Corp.	16,400	206,582
Kyocera Corp.	8,200	443,146
M3 Inc.	8,200	298,293
Marubeni Corp.	139,400	683,084
Mebuki Financial Group Inc.	32,800	69,627
Medipal Holdings Corp.	16,400	321,145
Mitsubishi Corp.	24,600	529,106
Mitsubishi Electric Corp.	32,800	411,169
Mitsubishi Estate Co. Ltd.	16,400	270,304
Mitsubishi Motors Corp.	24,600	70,164
Mitsubishi UFJ Financial Group Inc.	147,600	599,455
Mitsubishi UFJ Lease & Finance Co. Ltd.	24,600	119,394
Mitsui & Co. Ltd.	123,000	1,741,450
Mitsui Fudosan Co. Ltd.	8,200	153,211
Mizuho Financial Group Inc.	385,400	453,391
MS&AD Insurance Group Holdings Inc.	8,200	239,402
Murata Manufacturing Co. Ltd.	8,200	461,550
Nexon Co. Ltd.	8,200	133,734
Nippon Paint Holdings Co. Ltd.	8,200	476,196
Nippon Telegraph & Telephone Corp.	16,400	374,669
Nissan Motor Co. Ltd.	24,600	85,071
Nomura Holdings Inc.	73,800	310,424
NTT Data Corp.	16,400	169,467

Security	Shares	Value

Japan (continued)
NTT DOCOMO Inc.	16,400	$482,790
Obayashi Corp.	24,600	219,004
Olympus Corp.	16,400	264,630
Omron Corp.	8,200	487,698
ORIX Corp.	24,600	296,530
Otsuka Holdings Co. Ltd.	8,200	326,282
Panasonic Corp.	24,600	190,202
Rakuten Inc.(c)	24,600	210,722
Recruit Holdings Co. Ltd.	16,400	488,005
Resona Holdings Inc.	65,600	206,735
Ricoh Co. Ltd.	16,400	113,490
Santen Pharmaceutical Co. Ltd.	8,200	146,003
SBI Holdings Inc.	8,200	155,741
Sega Sammy Holdings Inc.	8,200	100,530
Sekisui House Ltd.	8,200	142,514
Seven & i Holdings Co. Ltd.	8,200	272,451
Seven Bank Ltd.	49,200	134,347
Shimizu Corp.	24,600	192,319
Shin-Etsu Chemical Co. Ltd.	8,200	921,335
Shinsei Bank Ltd.(a)	8,200	100,070
Shiseido Co. Ltd.	8,200	489,078
Shizuoka Bank Ltd. (The)	16,400	100,300
SoftBank Group Corp.	16,400	710,536
Sompo Holdings Inc.	8,200	268,387
Sony Corp.	16,400	1,063,121
Subaru Corp.	8,200	166,784
Sumitomo Corp.	24,600	282,612
Sumitomo Mitsui Financial Group Inc.	16,400	436,168
Sumitomo Mitsui Trust Holdings Inc.	8,200	242,392
T&D Holdings Inc.	8,200	72,004
Taisei Corp.	8,200	259,569
Takeda Pharmaceutical Co. Ltd.	19,175	696,278
Terumo Corp.	16,400	547,817
Toho Gas Co. Ltd.	8,200	403,348
Tokio Marine Holdings Inc.	8,200	390,005
Toshiba Corp.	8,200	206,045
Toyota Industries Corp.	8,200	416,384
Toyota Motor Corp.	24,600	1,533,489
Toyota Tsusho Corp.	8,200	198,453
Unicharm Corp.(c)	8,200	302,894
Z Holdings Corp.	65,600	257,038

		33,062,016

Malaysia — 0.3%
AMMB Holdings Bhd	82,000	56,828
CIMB Group Holdings Bhd	73,800	59,212
Dialog Group Bhd	303,400	234,958
Genting Bhd	155,800	151,090
Genting Malaysia Bhd	57,400	31,637
IHH Healthcare Bhd	57,400	70,081
Malayan Banking Bhd	57,400	101,051
Maxis Bhd(c)	32,800	41,801
Petronas Dagangan Bhd	32,800	155,151
PPB Group Bhd	59,220	226,689
Public Bank Bhd	24,600	93,709
RHB Bank Bhd	8,200	9,058

		1,231,265

Mexico — 0.2%
America Movil SAB de CV, Series L, NVS	328,001	201,126
Coca-Cola Femsa SAB de CV	16,400	66,881

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Fibra Uno Administracion SA de CV	98,400	$81,704
Fomento Economico Mexicano SAB de CV	24,600	160,938
Grupo Aeroportuario del Pacifico SAB de CV, Series B	8,200	51,866
Grupo Aeroportuario del Sureste SAB de CV, Class B	6,560	66,506
Grupo Financiero Banorte SAB de CV, Class O	39,801	110,176
Grupo Financiero Inbursa SAB de CV, Class O	41,000	24,969
Promotora y Operadora de Infraestructura SAB de CV	6,585	46,305
Wal-Mart de Mexico SAB de CV	90,200	219,609

		1,030,080

Netherlands — 1.1%
Aegon NV	33,866	87,170
AerCap Holdings NV(a)	2,296	64,563
Altice Europe NV(a)	6,150	24,486
ASML Holding NV	5,084	1,507,116
Heineken NV	2,870	243,999
ING Groep NV	29,192	160,126
Koninklijke Ahold Delhaize NV	6,396	155,243
Koninklijke DSM NV	2,460	301,103
Koninklijke KPN NV	14,514	33,575
Koninklijke Philips NV	9,102	395,935
Koninklijke Vopak NV	2,706	155,959
NXP Semiconductors NV	3,593	357,755
Prosus NV(a)	4,920	372,802
Randstad NV	2,214	88,828
Unilever NV	16,072	802,375
Wolters Kluwer NV	2,952	217,021

		4,968,056

New Zealand — 0.1%
a2 Milk Co. Ltd.(a)	6,150	74,481
Meridian Energy Ltd.	84,952	235,326

		309,807

Norway — 0.3%
DNB ASA	26,650	323,882
Gjensidige Forsikring ASA	10,742	190,253
Mowi ASA	14,136	242,757
Orkla ASA	27,106	245,981
Schibsted ASA, Class B	5,330	103,840
Telenor ASA	9,184	141,316

		1,248,029

Peru — 0.1%
Credicorp Ltd.	492	73,318
Southern Copper Corp.	15,990	518,715

		592,033

Philippines — 0.1%
BDO Unibank Inc.	23,660	47,404
International Container Terminal Services Inc.	38,670	68,733
Jollibee Foods Corp.	5,490	15,585
SM Investments Corp.	8,680	145,499
SM Prime Holdings Inc.	157,600	96,917

		374,138

Poland — 0.1%
Bank Polska Kasa Opieki SA	4,920	61,756
CCC SA	246	3,078
CD Projekt SA	2,132	184,104
Powszechna Kasa Oszczednosci Bank Polski SA	12,054	64,067
Powszechny Zaklad Ubezpieczen SA	11,644	85,141

		398,146

Security	Shares	Value

Portugal — 0.0%
Galp Energia SGPS SA	10,660	$122,772
Jeronimo Martins SGPS SA	6,150	103,837

		226,609

Qatar — 0.1%
Barwa Real Estate Co.	289,460	225,801
Industries Qatar QSC	40,590	78,051
Mesaieed Petrochemical Holding Co.	147,600	72,465
Qatar Insurance Co. SAQ	24,600	13,467
Qatar National Bank QPSC	37,720	177,268

		567,052

Russia — 0.3%
Alrosa PJSC	52,930	44,521
Magnit PJSC, GDR(e)	9,108	100,643
Mobile TeleSystems PJSC, ADR	27,224	233,310
Moscow Exchange MICEX-RTS PJSC	168,750	274,363
Sberbank of Russia PJSC	222,780	594,241
VTB Bank PJSC	56,250,000	26,547

		1,273,625

Saudi Arabia — 0.4%
Al Rajhi Bank	12,054	183,619
Alinma Bank	8,200	34,853
Almarai Co. JSC	4,510	58,972
Arab National Bank	12,300	66,954
Bank AlBilad	6,150	37,277
Bank Al-Jazira	6,150	19,621
Banque Saudi Fransi	12,300	101,381
Dar Al Arkan Real Estate Development Co.(a)	18,450	39,848
Emaar Economic City(a)	12,300	24,076
Etihad Etisalat Co.(a)	6,150	45,613
National Commercial Bank	21,730	214,985
Riyad Bank	22,714	102,954
Samba Financial Group	26,650	165,223
Saudi Arabian Fertilizer Co.	5,986	112,865
Saudi Arabian Mining Co.(a)	6,150	61,172
Saudi British Bank (The)	18,450	121,166
Saudi Telecom Co.	7,298	176,085
Yanbu National Petrochemical Co.	10,742	128,732

		1,695,396

Singapore — 0.4%
Ascendas REIT	37,600	79,329
City Developments Ltd.	24,600	139,104
DBS Group Holdings Ltd.	16,400	232,538
Genting Singapore Ltd.	172,200	96,027
Oversea-Chinese Banking Corp. Ltd.	44,900	288,340
SATS Ltd.	16,400	38,213
Singapore Press Holdings Ltd.(c)	34,500	37,252
Singapore Technologies Engineering Ltd.	49,200	119,881
Singapore Telecommunications Ltd.	155,800	313,216
United Overseas Bank Ltd.	14,400	208,067
UOL Group Ltd.	24,600	119,356
Yangzijiang Shipbuilding Holdings Ltd.	82,000	57,377

		1,728,700

South Africa — 0.5%
Absa Group Ltd.	7,380	36,689
Aspen Pharmacare Holdings Ltd.(a)	6,150	38,725
Bidvest Group Ltd. (The)	6,150	50,416
Clicks Group Ltd.	4,264	53,566
Discovery Ltd.	12,300	64,966
FirstRand Ltd.	42,230	93,060

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Fortress REIT Ltd., Series A	24,600	$13,556
Growthpoint Properties Ltd.	106,928	81,106
Kumba Iron Ore Ltd.	5,658	108,665
Liberty Holdings Ltd.	1,476	5,666
Mr. Price Group Ltd.	6,150	44,204
MTN Group Ltd.	20,090	53,176
MultiChoice Group Ltd.(a)	4,850	23,036
Naspers Ltd., Class N	4,920	776,607
Nedbank Group Ltd.	7,647	44,641
NEPI Rockcastle PLC	9,430	41,027
Old Mutual Ltd.	40,016	29,241
Pepkor Holdings Ltd.(d)	18,450	12,176
Rand Merchant Investment Holdings Ltd.	36,900	50,332
Redefine Properties Ltd.	241,818	29,890
Reinet Investments SCA	5,084	82,111
Remgro Ltd.	6,150	45,878
RMB Holdings Ltd.	35,178	101,521
Sanlam Ltd.	39,688	128,108
SPAR Group Ltd. (The)	3,936	37,909
Standard Bank Group Ltd.	17,302	96,219
Vodacom Group Ltd.	6,150	41,263

		2,183,754

South Korea — 1.3%
Amorepacific Corp.	738	107,207
BNK Financial Group Inc.	6,396	26,509
Celltrion Inc.(a)	943	162,913
Coway Co. Ltd.	1,230	61,982
Daelim Industrial Co. Ltd.	1,886	136,367
Daewoo Engineering & Construction Co. Ltd.(a)	15,662	45,760
GS Engineering & Construction Corp.	2,214	45,972
Hana Financial Group Inc.	3,960	89,701
Hanwha Corp.	1,640	27,862
Hanwha Life Insurance Co. Ltd.	78,802	116,413
Hotel Shilla Co. Ltd.	1,066	74,540
Hyundai Engineering & Construction Co. Ltd.	2,542	73,123
Hyundai Mobis Co. Ltd.	984	138,904
Hyundai Motor Co.	1,230	94,487
Industrial Bank of Korea	1,148	7,443
Kangwon Land Inc.	6,150	126,437
KB Financial Group Inc.	4,195	119,641
Kia Motors Corp.	1,968	47,890
Korea Aerospace Industries Ltd.	2,107	44,355
Korea Gas Corp.	2,296	50,783
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	2,132	144,705
KT&G Corp.	2,296	152,822
LG Household & Health Care Ltd.	164	186,552
NAVER Corp.	1,435	232,601
NCSoft Corp.	330	174,147
Samsung Biologics Co. Ltd.(a)(d)	328	156,402
Samsung C&T Corp.	738	64,203
Samsung Electronics Co. Ltd.	52,731	2,163,856
Samsung Engineering Co. Ltd.(a)	7,708	72,750
Samsung Fire & Marine Insurance Co. Ltd.	410	64,102
Samsung SDI Co. Ltd.	574	134,732
Samsung SDS Co. Ltd.	902	120,296
Shinhan Financial Group Co. Ltd.	5,170	129,627
SK Holdings Co. Ltd.	902	134,732
SK Hynix Inc.	6,478	444,999

Security	Shares	Value

South Korea (continued)
SK Telecom Co. Ltd.	246	$42,701

		6,017,516

Spain — 0.8%
Aena SME SA(d)	2,542	321,581
Amadeus IT Group SA	6,396	307,683
Banco Bilbao Vizcaya Argentaria SA	79,725	260,833
Banco de Sabadell SA	84,983	35,194
Banco Santander SA	178,104	397,470
Bankia SA	55,350	56,308
CaixaBank SA	50,758	91,232
Cellnex Telecom SA(d)	6,463	338,373
Enagas SA	6,095	142,129
Ferrovial SA	7,298	182,252
Grifols SA	4,182	142,272
Industria de Diseno Textil SA	15,744	400,932
Mapfre SA	46,412	84,946
Red Electrica Corp. SA	27,600	485,347
Siemens Gamesa Renewable Energy SA	8,692	129,191
Telefonica SA	63,550	290,954

		3,666,697

Sweden — 0.9%
Alfa Laval AB(a)	3,280	61,622
Assa Abloy AB, Class B	16,154	291,170
Atlas Copco AB, Class A	7,790	270,615
Atlas Copco AB, Class B	7,084	221,429
Boliden AB	20,008	410,312
Epiroc AB, Class A	12,136	121,917
Hennes & Mauritz AB, Class B	10,496	146,363
Hexagon AB, Class B	3,362	167,666
Husqvarna AB, Class B	12,300	74,501
ICA Gruppen AB	3,362	146,704
Industrivarden AB, Class C(a)	10,906	225,775
Investor AB, Class B	10,906	548,471
Kinnevik AB, Class B	9,840	203,506
Sandvik AB(a)	11,595	179,614
Skandinaviska Enskilda Banken AB, Class A	7,134	58,681
Skanska AB, Class B(a)	5,494	105,271
Svenska Handelsbanken AB, Class A(a)	9,594	88,699
Swedbank AB, Class A	3,444	40,677
Telefonaktiebolaget LM Ericsson, Class B	25,420	221,480
Telia Co. AB	30,340	104,838
Volvo AB, Class B	26,322	339,966

		4,029,277

Switzerland — 2.7%
ABB Ltd., Registered	18,532	351,861
Adecco Group AG, Registered	2,214	97,057
Alcon Inc.(a)	4,182	220,723
Cie. Financiere Richemont SA, Registered	5,740	326,029
Credit Suisse Group AG, Registered	5,589	50,531
EMS-Chemie Holding AG, Registered	328	212,572
Geberit AG, Registered	656	294,372
Givaudan SA, Registered	164	549,357
Kuehne + Nagel International AG, Registered	738	105,560
Lonza Group AG, Registered	656	286,420
Nestle SA, Registered	31,242	3,298,513
Novartis AG, Registered	21,484	1,831,087
Roche Holding AG, NVS	7,298	2,536,512
Schindler Holding AG, Participation Certificates, NVS	492	109,345
SGS SA, Registered	82	185,640

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Sika AG, Registered	2,460	$407,048
Sonova Holding AG, Registered	246	44,426
Swatch Group AG (The), Bearer	574	114,871
Swiss Re AG	2,952	213,061
Swisscom AG, Registered	246	127,900
Temenos AG, Registered	1,230	160,066
UBS Group AG, Registered	43,214	462,967
Vifor Pharma AG	820	123,236
Zurich Insurance Group AG	1,312	417,736

		12,526,890

Taiwan — 1.5%
Acer Inc.	82,000	45,913
Cathay Financial Holding Co. Ltd.	254,253	341,153
China Development Financial Holding Corp.	328,000	99,934
China Life Insurance Co. Ltd.(a)	97,892	67,486
Chunghwa Telecom Co. Ltd.	82,000	301,952
CTBC Financial Holding Co. Ltd.	328,400	220,873
Delta Electronics Inc.	82,000	386,058
E.Sun Financial Holding Co. Ltd.	164,091	150,646
Fubon Financial Holding Co. Ltd.	164,000	233,289
Hon Hai Precision Industry Co. Ltd.	119,720	310,004
Mega Financial Holding Co. Ltd.	164,000	166,005
Ruentex Development Co. Ltd.	164,000	245,974
Shin Kong Financial Holding Co. Ltd.	424,853	122,013
SinoPac Financial Holdings Co. Ltd.	410,200	168,293
Synnex Technology International Corp.	164,000	220,053
Taishin Financial Holding Co. Ltd.	438,477	188,004
Taiwan Business Bank	82,700	30,175
Taiwan Cooperative Financial Holding Co. Ltd.	82,680	55,886
Taiwan High Speed Rail Corp.	82,000	94,033
Taiwan Mobile Co. Ltd.	82,000	296,437
Taiwan Semiconductor Manufacturing Co. Ltd.	246,000	2,519,025
Tatung Co. Ltd.(a)	82,000	59,287
Uni-President Enterprises Corp.	164,000	383,300
Yuanta Financial Holding Co. Ltd.	410,000	235,771

		6,941,564

Thailand — 0.2%
Airports of Thailand PCL, NVDR	114,800	220,872
Bangkok Bank PCL, Foreign	8,200	26,358
Bangkok Expressway & Metro PCL, NVDR	305,600	89,257
CP ALL PCL, NVDR	90,200	197,935
Energy Absolute PCL, NVDR	82,000	102,009
Kasikornbank PCL	24,600	65,577
Krung Thai Bank PCL, NVDR	508,400	172,845
Siam Commercial Bank PCL (The), NVDR	41,000	86,803

		961,656

Turkey — 0.0%
Akbank T.A.S.(a)	52,373	44,134
Aselsan Elektronik Sanayi Ve Ticaret AS	18,450	71,641
TAV Havalimanlari Holding AS	6,396	16,654
Turkcell Iletisim Hizmetleri AS	12,300	24,549
Turkiye Garanti Bankasi AS(a)	23,780	28,375
Turkiye Is Bankasi AS, Class C(a)	9,641	6,828

		192,181

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	30,750	37,170
Aldar Properties PJSC	141,532	70,128
Emaar Properties PJSC	78,720	58,508

Security	Shares	Value

United Arab Emirates (continued)
Emirates Telecommunications Group Co. PJSC	37,638	$158,828

		324,634

United Kingdom — 4.2%
3i Group PLC	21,484	212,455
Amcor PLC(a)	18,450	165,497
Antofagasta PLC	47,888	491,081
Aptiv PLC	3,280	228,124
Ashtead Group PLC	7,790	213,714
AstraZeneca PLC	13,320	1,398,195
Auto Trader Group PLC(d)	13,694	79,231
Aviva PLC	45,838	139,803
BAE Systems PLC	25,502	163,537
Barclays PLC	182,532	243,821
Barratt Developments PLC	17,958	117,560
Berkeley Group Holdings PLC	2,624	138,448
British American Tobacco PLC	25,670	997,431
British Land Co. PLC (The)	32,308	164,881
BT Group PLC	81,918	119,911
Bunzl PLC	4,838	105,419
Burberry Group PLC	6,888	120,766
Capri Holdings Ltd.(a)	2,214	33,764
Coca-Cola European Partners PLC	2,460	97,514
Compass Group PLC	20,828	350,986
Croda International PLC	3,320	204,443
DCC PLC	1,804	128,746
Diageo PLC	26,486	918,724
Direct Line Insurance Group PLC	11,126	38,242
Experian PLC	17,138	513,621
Ferguson PLC	3,444	249,177
Fiat Chrysler Automobiles NV	11,972	105,113
GlaxoSmithKline PLC	50,758	1,063,433
GVC Holdings PLC	12,874	122,439
Halma PLC	6,150	162,128
Hargreaves Lansdown PLC	3,608	65,556
HSBC Holdings PLC	221,400	1,144,978
Imperial Brands PLC	13,858	293,486
Informa PLC	14,186	78,588
Intertek Group PLC	2,132	127,737
ITV PLC	57,482	55,466
JD Sports Fashion PLC	6,150	41,067
Johnson Matthey PLC	8,856	222,573
Kingfisher PLC	29,520	58,571
Land Securities Group PLC	21,796	182,000
Legal & General Group PLC	64,616	166,756
Lloyds Banking Group PLC	808,684	328,859
London Stock Exchange Group PLC	3,312	311,481
M&G PLC	34,479	57,516
Marks & Spencer Group PLC	28,375	32,963
Meggitt PLC	5,822	20,511
Melrose Industries PLC	68,962	86,794
Micro Focus International PLC	11,726	71,246
National Grid PLC	34,112	401,788
Next PLC	1,722	102,651
Ocado Group PLC(a)	6,150	124,466
Pearson PLC	13,284	77,043
Persimmon PLC	6,970	193,855
Polymetal International PLC	6,363	132,132
Prudential PLC	34,479	490,786
Reckitt Benckiser Group PLC	8,036	672,031
RELX PLC	22,878	518,419

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rentokil Initial PLC	18,450	$110,379
Rio Tinto PLC	10,988	510,661
Rolls-Royce Holdings PLC	20,582	85,672
Royal Bank of Scotland Group PLC	49,200	68,606
Royal Dutch Shell PLC, Class B	82	1,331
RSA Insurance Group PLC	17,384	79,201
Sage Group PLC (The)	6,150	49,647
Schroders PLC	984	32,941
Segro PLC	20,023	209,524
Sensata Technologies Holding PLC(a)	2,788	101,427
Severn Trent PLC	15,744	474,623
Smith & Nephew PLC	9,102	178,871
Smiths Group PLC	8,282	129,589
St. James’s Place PLC	6,642	71,329
Standard Chartered PLC	29,192	150,047
Standard Life Aberdeen PLC	35,916	100,164
Taylor Wimpey PLC	69,536	128,976
Tesco PLC	85,444	253,379
Unilever PLC	13,120	678,837
United Utilities Group PLC	38,622	439,515
Vodafone Group PLC	289,870	410,015
Weir Group PLC (The)	4,018	48,380
Whitbread PLC	3,198	120,207
WPP PLC	17,876	140,068

		19,720,912

United States — 56.9%
3M Co.	6,396	971,680
Abbott Laboratories	19,926	1,834,985
AbbVie Inc.	16,072	1,321,118
ABIOMED Inc.(a)	656	125,460
Accenture PLC, Class A	7,380	1,366,702
Activision Blizzard Inc.	7,954	506,908
Acuity Brands Inc.	574	49,703
Adobe Inc.(a)	5,412	1,913,900
Advance Auto Parts Inc.	820	99,146
Advanced Micro Devices Inc.(a)	11,480	601,437
Aflac Inc.	9,922	369,496
Agilent Technologies Inc.	4,756	364,595
AGNC Investment Corp.	11,808	146,655
Akamai Technologies Inc.(a)	1,968	192,293
Albemarle Corp.	1,886	115,857
Alexandria Real Estate Equities Inc.	1,476	231,865
Alexion Pharmaceuticals Inc.(a)	2,214	237,939
Align Technology Inc.(a)	902	193,795
Alleghany Corp.	231	123,287
Allegion PLC	1,558	156,641
Allergan PLC	3,772	706,646
Alliance Data Systems Corp.	1,476	73,903
Allstate Corp. (The)	3,936	400,370
Ally Financial Inc.	7,954	130,366
Alphabet Inc., Class A(a)	2,952	3,975,458
Alphabet Inc., Class C, NVS(a)	3,444	4,644,785
Altice USA Inc., Class A(a)	6,150	159,715
Altria Group Inc.	21,238	833,591
Amazon.com Inc.(a)	4,428	10,954,872
AMERCO	410	114,853
American Express Co.	9,020	823,075
American International Group Inc.	12,136	308,618
American Tower Corp.	4,920	1,170,960
American Water Works Co. Inc.(c)	11,808	1,436,916

Security	Shares	Value

United States (continued)
Ameriprise Financial Inc.	1,558	$179,077
AmerisourceBergen Corp.	1,886	169,099
AMETEK Inc.	2,460	206,320
Amgen Inc.	6,642	1,588,899
Amphenol Corp., Class A	1,558	137,509
Analog Devices Inc.	5,166	566,194
Annaly Capital Management Inc.	17,649	110,306
ANSYS Inc.(a)	1,293	338,546
Anthem Inc.	2,788	782,675
AO Smith Corp.	4,018	170,283
Aon PLC	3,034	523,881
Apple Inc.	47,642	13,997,220
Applied Materials Inc.	10,988	545,884
Arch Capital Group Ltd.(a)	3,608	86,700
Arrow Electronics Inc.(a)	820	51,594
Assurant Inc.	1,066	113,252
AT&T Inc.	76,834	2,341,132
Athene Holding Ltd., Class A(a)	1,312	35,424
Atmos Energy Corp.	10,742	1,095,362
Autodesk Inc.(a)	2,460	460,340
Automatic Data Processing Inc.	5,576	817,943
AutoZone Inc.(a)	246	250,999
AvalonBay Communities Inc.	1,640	267,238
Avery Dennison Corp.	2,296	253,455
Axalta Coating Systems Ltd.(a)	13,120	258,989
Baker Hughes Co.	39,524	551,360
Ball Corp.	4,592	301,189
Bank of America Corp.	93,234	2,242,278
Bank of New York Mellon Corp. (The)	9,184	344,767
Baxter International Inc.	5,002	444,078
Becton Dickinson and Co.	2,788	704,054
Berkshire Hathaway Inc., Class B(a)	12,546	2,350,619
Best Buy Co. Inc.	2,624	201,340
Biogen Inc.(a)	2,132	632,842
BioMarin Pharmaceutical Inc.(a)	2,132	196,187
BlackRock Inc.(f)	1,238	621,526
Blackstone Group Inc. (The), Class A	6,150	321,276
Boeing Co. (The)	5,904	832,582
Booking Holdings Inc.(a)	574	849,847
BorgWarner Inc.	2,214	63,254
Boston Properties Inc.	1,394	135,469
Boston Scientific Corp.(a)	15,744	590,085
Bristol-Myers Squibb Co.	25,256	1,535,817
Broadcom Inc.	4,428	1,202,733
Broadridge Financial Solutions Inc.	1,148	133,168
Brown & Brown Inc.	3,561	127,876
Brown-Forman Corp., Class B, NVS	3,735	232,317
Burlington Stores Inc.(a)	574	104,864
Cadence Design Systems Inc.(a)	1,804	146,359
Capital One Financial Corp.	5,658	366,412
Cardinal Health Inc.	3,608	178,524
CarMax Inc.(a)(c)	1,886	138,904
Carrier Global Corp.(a)	10,034	177,702
Caterpillar Inc.	6,478	753,910
Cboe Global Markets Inc.	564	56,050
CBRE Group Inc., Class A(a)	5,412	232,337
CDW Corp./DE	1,230	136,284
Centene Corp.(a)	4,860	323,579
CenturyLink Inc.	9,876	104,883
Cerner Corp.	4,510	312,949

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
CH Robinson Worldwide Inc.	1,394	$98,835
Charles Schwab Corp. (The)	9,758	368,072
Charter Communications Inc., Class A(a)	1,476	730,959
Cheniere Energy Inc.(a)	1,230	57,429
Chipotle Mexican Grill Inc.(a)	410	360,205
Chubb Ltd.	4,592	495,982
Church & Dwight Co. Inc.	3,280	229,567
Cigna Corp.(a)	4,182	818,752
Cincinnati Financial Corp.	1,312	86,330
Cintas Corp.	1,558	345,611
Cisco Systems Inc.	48,872	2,071,195
Citigroup Inc.	21,566	1,047,245
Citizens Financial Group Inc.	6,068	135,863
Citrix Systems Inc.	1,640	237,816
Clorox Co. (The)	1,148	214,033
CME Group Inc.	3,280	584,529
Coca-Cola Co. (The)	47,642	2,186,291
Cognex Corp.	2,132	117,772
Cognizant Technology Solutions Corp., Class A	6,314	366,338
Colgate-Palmolive Co.	9,512	668,408
Comcast Corp., Class A	49,118	1,848,310
Conagra Brands Inc.	4,346	145,330
Consolidated Edison Inc.	13,202	1,040,318
Constellation Brands Inc., Class A	2,132	351,119
Cooper Companies Inc. (The)	410	117,547
Copart Inc.(a)	3,526	282,468
Corning Inc.	8,692	191,311
Corteva Inc.(a)	7,708	201,873
CoStar Group Inc.(a)	656	425,259
Costco Wholesale Corp.	5,576	1,689,528
Coty Inc., Class A	9,676	52,734
Crown Castle International Corp.	4,756	758,249
CSX Corp.	8,856	586,533
Cummins Inc.	1,312	214,512
CVS Health Corp.	14,022	863,054
Danaher Corp.	7,134	1,166,124
Darden Restaurants Inc.	1,066	78,660
Deere & Co.	3,280	475,797
Dell Technologies Inc., Class C(a)	2,624	112,019
Dentsply Sirona Inc.	3,362	142,683
DexCom Inc.(a)	902	302,350
Digital Realty Trust Inc.	1,476	220,647
Discover Financial Services	3,116	133,895
Discovery Inc., Class A(a)(c)	4,510	101,114
Dollar General Corp.	2,706	474,362
Dollar Tree Inc.(a)	2,460	195,988
Domino’s Pizza Inc.	574	207,748
Dover Corp.	1,804	168,945
Dow Inc.(a)	6,150	225,643
DR Horton Inc.	3,854	181,986
Dropbox Inc., Class A(a)	6,150	129,273
Duke Realty Corp.	6,150	213,405
DXC Technology Co.	3,936	71,360
Eaton Corp. PLC	4,674	390,279
eBay Inc.	12,382	493,175
Ecolab Inc.	5,576	1,078,956
Edison International	6,314	370,695
Edwards Lifesciences Corp.(a)	2,378	517,215
Elanco Animal Health Inc.(a)	6,150	151,966
Electronic Arts Inc.(a)	3,198	365,403

Security	Shares	Value

United States (continued)
Eli Lilly & Co.	9,102	$1,407,533
Emerson Electric Co.	7,872	448,940
Equifax Inc.	1,804	250,576
Equinix Inc.	820	553,664
Equitable Holdings Inc.	6,150	112,668
Equity Residential	5,002	325,430
Essential Utilities Inc.	14,596	609,967
Essex Property Trust Inc.	574	140,113
Estee Lauder Companies Inc. (The), Class A	3,034	535,198
Everest Re Group Ltd.	410	70,983
Eversource Energy	16,400	1,323,480
Expedia Group Inc.	1,804	128,048
Expeditors International of Washington Inc.	3,690	264,222
Facebook Inc., Class A(a)	25,420	5,203,728
Fastenal Co.	8,036	291,064
Fidelity National Financial Inc.	4,018	108,687
Fidelity National Information Services Inc.	7,122	939,321
Fifth Third Bancorp	3,116	58,238
Fiserv Inc.(a)	7,234	745,536
FleetCor Technologies Inc.(a)	1,230	296,737
FLIR Systems Inc.	2,460	106,764
Flowserve Corp.	3,690	103,947
FMC Corp.	3,362	308,968
Ford Motor Co.	30,586	155,683
Fortinet Inc.(a)	1,886	203,198
Fortive Corp.	4,018	257,152
Fortune Brands Home & Security Inc.	2,624	126,477
Fox Corp., Class A, NVS	6,970	180,314
Franklin Resources Inc.	4,674	88,058
Freeport-McMoRan Inc.	14,022	123,814
Garmin Ltd.	2,050	166,378
Gartner Inc.(a)	984	116,909
General Dynamics Corp.	3,034	396,301
General Electric Co.	99,712	678,042
General Mills Inc.	5,904	353,591
General Motors Co.	11,070	246,750
Genuine Parts Co.	1,968	156,023
Gilead Sciences Inc.	13,776	1,157,184
Global Payments Inc.	2,296	381,182
Goldman Sachs Group Inc. (The)	3,854	706,901
Grubhub Inc.(a)(c)	2,870	137,157
Halliburton Co.	41,492	435,666
Harley-Davidson Inc.	2,952	64,442
Hartford Financial Services Group Inc. (The)	2,542	96,571
Hasbro Inc.	2,132	153,952
HCA Healthcare Inc.	1,886	207,234
HD Supply Holdings Inc.(a)	2,132	63,278
Healthpeak Properties Inc.	3,162	82,655
Henry Schein Inc.(a)	984	53,687
Hershey Co. (The)	1,394	184,607
Hewlett Packard Enterprise Co.	13,776	138,587
Hilton Worldwide Holdings Inc.	1,640	124,164
HollyFrontier Corp.	10,578	349,497
Hologic Inc.(a)	2,706	135,571
Home Depot Inc. (The)	12,136	2,667,857
Honeywell International Inc.	9,102	1,291,574
Host Hotels & Resorts Inc.	11,316	139,300
HP Inc.	20,336	315,411
Humana Inc.	1,394	532,257
Huntington Bancshares Inc./OH	5,986	55,311

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
IAC/InterActiveCorp.(a)	656	$146,603
IDEXX Laboratories Inc.(a)	820	227,632
IHS Markit Ltd.	6,926	466,120
Illinois Tool Works Inc.	3,772	612,950
Illumina Inc.(a)	1,722	549,370
Incyte Corp.(a)	2,132	208,211
Ingersoll Rand Inc.(a)	2,749	79,941
Intel Corp.	48,626	2,916,587
Intercontinental Exchange Inc.	4,838	432,759
International Business Machines Corp.	10,824	1,359,061
International Flavors & Fragrances Inc.	2,214	290,100
Interpublic Group of Companies Inc. (The)	3,034	51,517
Intuit Inc.	3,198	862,852
Intuitive Surgical Inc.(a)	1,394	712,167
Invesco Ltd.	5,658	48,772
IQVIA Holdings Inc.(a)	1,722	245,540
Jack Henry & Associates Inc.	820	134,111
Jacobs Engineering Group Inc.	3,854	318,918
Jazz Pharmaceuticals PLC(a)	328	36,162
JM Smucker Co. (The)	1,066	122,494
Johnson & Johnson	28,946	4,343,058
Johnson Controls International PLC	5,658	164,704
Jones Lang LaSalle Inc.	1,230	129,863
JPMorgan Chase & Co.	33,578	3,215,429
Juniper Networks Inc.	3,034	65,534
Kellogg Co.	1,455	95,302
KeyCorp.	1,394	16,240
Keysight Technologies Inc.(a)	1,476	142,833
Kimberly-Clark Corp.	1,476	204,396
Kimco Realty Corp.	4,264	46,520
Kinder Morgan Inc./DE	36,244	551,996
KKR & Co. Inc., Class A, NVS	10,496	264,604
KLA Corp.	2,132	349,840
Kohl’s Corp.	902	16,651
Kraft Heinz Co. (The)	10,332	313,370
L3Harris Technologies Inc.	2,751	532,869
Laboratory Corp. of America Holdings(a)	902	148,334
Lam Research Corp.	1,640	418,659
Lamb Weston Holdings Inc.	1,066	65,410
Las Vegas Sands Corp.	6,396	307,136
Leidos Holdings Inc.	1,968	194,458
Lennar Corp., Class A	3,116	156,018
Lennox International Inc.	738	137,770
Liberty Global PLC, Class A(a)(c)	6,642	128,988
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	3,034	97,664
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	3,116	105,040
Lincoln National Corp.	3,280	116,342
Live Nation Entertainment Inc.(a)	2,427	108,899
LKQ Corp.(a)	4,264	111,504
Lockheed Martin Corp.	2,378	925,185
Loews Corp.	4,100	142,106
Lowe’s Companies Inc.	8,692	910,487
Lululemon Athletica Inc.(a)	1,476	329,856
M&T Bank Corp.	902	101,096
ManpowerGroup Inc.	1,886	140,017
Marathon Petroleum Corp.	3,526	113,114
Markel Corp.(a)	82	70,999
Marriott International Inc./MD, Class A	1,148	104,399
Marsh & McLennan Companies Inc.	6,970	678,390
Marvell Technology Group Ltd.	7,462	199,534

Security	Shares	Value

United States (continued)
Masco Corp.	5,822	$238,935
Mastercard Inc., Class A	9,878	2,716,154
Maxim Integrated Products Inc.	3,526	193,859
McCormick & Co. Inc./MD, NVS	1,886	295,800
McDonald’s Corp.	8,774	1,645,651
McKesson Corp.	2,460	347,475
Medical Properties Trust Inc.	6,150	105,411
Medtronic PLC	14,678	1,433,013
MercadoLibre Inc.(a)(c)	574	334,935
Merck & Co. Inc.	28,044	2,225,011
MetLife Inc.	10,086	363,903
Mettler-Toledo International Inc.(a)	328	236,140
MGM Resorts International	1,558	26,221
Microchip Technology Inc.	2,706	237,397
Micron Technology Inc.(a)	12,464	596,901
Microsoft Corp.	77,244	13,842,897
Middleby Corp. (The)(a)	738	41,055
Molson Coors Beverage Co., Class B	2,624	107,610
Mondelez International Inc., Class A	16,236	835,180
Monster Beverage Corp.(a)	5,330	329,447
Moody’s Corp.	1,804	439,996
Morgan Stanley	6,478	255,428
Motorola Solutions Inc.	1,312	188,679
MSCI Inc.	1,148	375,396
Mylan NV(a)	4,592	77,008
National Oilwell Varco Inc.(c)	27,634	349,294
NetApp Inc.	3,526	154,333
Netflix Inc.(a)	4,838	2,031,234
Newmont Corp.	6,150	365,802
News Corp., Class A, NVS	5,904	58,509
Nielsen Holdings PLC	6,232	91,797
NIKE Inc., Class B	14,022	1,222,438
Norfolk Southern Corp.	2,870	491,057
Northern Trust Corp.	1,394	110,349
Northrop Grumman Corp.	1,804	596,529
NortonLifeLock Inc.	8,282	176,158
NVIDIA Corp.	6,314	1,845,456
Old Dominion Freight Line Inc.	2,090	303,656
Omnicom Group Inc.	1,722	98,206
ONEOK Inc.	23,862	714,190
Oracle Corp.(c)	26,404	1,398,620
O’Reilly Automotive Inc.(a)	984	380,159
Otis Worldwide Corp.(a)	5,017	255,415
PACCAR Inc.	3,772	261,136
Palo Alto Networks Inc.(a)	902	177,252
Parker-Hannifin Corp.	1,230	194,488
Paychex Inc.	5,740	393,305
PayPal Holdings Inc.(a)	12,054	1,482,642
People’s United Financial Inc.	3,690	46,826
PepsiCo Inc.	14,678	1,941,753
Pfizer Inc.	61,664	2,365,431
Philip Morris International Inc.	16,810	1,254,026
Phillips 66	11,972	875,991
Pioneer Natural Resources Co.	328	29,294
PNC Financial Services Group Inc. (The)	4,756	507,323
Polaris Inc.	902	63,979
PPG Industries Inc.	4,182	379,851
Principal Financial Group Inc.	3,772	137,339
Procter & Gamble Co. (The)	27,470	3,237,889
Progressive Corp. (The)	6,068	469,056

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Prologis Inc.	7,298	$651,201
Prudential Financial Inc.	5,822	363,118
Public Storage	1,804	334,552
PVH Corp.	902	44,405
QUALCOMM Inc.	13,694	1,077,307
Quest Diagnostics Inc.	984	108,348
Ralph Lauren Corp.	902	66,550
Raytheon Technologies Corp.	17,309	1,121,796
Realty Income Corp.	1,968	108,083
Regeneron Pharmaceuticals Inc.(a)	656	344,977
Regions Financial Corp.	5,658	60,824
ResMed Inc.	1,476	229,252
Robert Half International Inc.	2,542	120,160
Rockwell Automation Inc.	1,148	217,523
Rollins Inc.	4,182	167,280
Roper Technologies Inc.	1,394	475,396
Ross Stores Inc.	4,100	374,576
S&P Global Inc.	3,034	888,598
Sabre Corp.	4,100	29,807
salesforce.com Inc.(a)	8,036	1,301,430
SBA Communications Corp.	1,558	451,695
Schlumberger Ltd.	51,660	868,921
Seagate Technology PLC	2,460	122,877
Sealed Air Corp.	4,920	140,663
SEI Investments Co.	2,706	137,898
Sempra Energy	6,478	802,300
ServiceNow Inc.(a)	1,968	691,831
Sherwin-Williams Co. (The)	1,640	879,647
Simon Property Group Inc.	3,854	257,332
Sirius XM Holdings Inc.	7,954	47,008
Skyworks Solutions Inc.	1,804	187,400
SL Green Realty Corp.	1,804	95,702
Snap Inc., Class A, NVS(a)(c)	12,300	216,603
Snap-on Inc.	820	106,838
Spirit AeroSystems Holdings Inc., Class A	1,558	34,525
Splunk Inc.(a)	1,394	195,662
Square Inc., Class A(a)	3,526	229,684
Stanley Black & Decker Inc.	1,968	216,874
Starbucks Corp.	13,776	1,057,032
State Street Corp.	4,155	261,931
Stryker Corp.	3,444	642,065
SVB Financial Group(a)	574	110,880
Synchrony Financial	4,346	86,007
Sysco Corp.(c)	7,462	419,887
T Rowe Price Group Inc.	3,280	379,266
Take-Two Interactive Software Inc.(a)	1,640	198,522
Tapestry Inc.	4,920	73,210
Target Corp.	5,248	575,916
TD Ameritrade Holding Corp.	1,722	67,623
TE Connectivity Ltd.	4,756	349,376
TechnipFMC PLC	19,106	170,234
Teleflex Inc.	410	137,514
Tesla Inc.(a)	1,558	1,218,169
Texas Instruments Inc.	10,752	1,247,985
Textron Inc.	2,378	62,684
Thermo Fisher Scientific Inc.	4,592	1,536,851
Tiffany & Co.	1,640	207,460
TJX Companies Inc. (The)	10,168	498,740
T-Mobile U.S. Inc.(a)(c)	2,271	199,371
Tractor Supply Co.	1,722	174,662

Security	Shares	Value

United States (continued)
TransDigm Group Inc.	574	$208,408
TransUnion	2,542	200,284
Travelers Companies Inc. (The)	3,362	340,268
Trimble Inc.(a)	3,526	122,105
TripAdvisor Inc.	2,378	47,489
Truist Financial Corp.	13,746	513,001
Twitter Inc.(a)	6,560	188,141
U.S. Bancorp	12,054	439,971
Uber Technologies Inc.(a)	6,150	186,160
UDR Inc.	6,072	227,518
Ulta Beauty Inc.(a)	738	160,825
Under Armour Inc., Class A(a)	4,674	48,703
Union Pacific Corp.	8,036	1,284,072
United Parcel Service Inc., Class B	6,150	582,159
United Rentals Inc.(a)	1,148	147,518
UnitedHealth Group Inc.	10,168	2,973,835
Unum Group	2,050	35,773
Vail Resorts Inc.	738	126,198
Valero Energy Corp.	11,644	737,647
Varian Medical Systems Inc.(a)	1,312	150,067
Veeva Systems Inc., Class A(a)	1,968	375,494
Ventas Inc.	2,788	90,192
VEREIT Inc.	15,088	82,682
VeriSign Inc.(a)	902	188,960
Verisk Analytics Inc.	3,280	501,282
Verizon Communications Inc.	42,886	2,463,801
Vertex Pharmaceuticals Inc.(a)	2,624	659,149
VF Corp.	3,772	219,153
ViacomCBS Inc., Class B, NVS	3,006	51,884
VICI Properties Inc.	6,150	107,133
Visa Inc., Class A(c)	18,868	3,372,089
VMware Inc., Class A(a)	1,148	150,985
Voya Financial Inc.	3,116	140,750
Vulcan Materials Co.	2,214	250,116
Walgreens Boots Alliance Inc.	10,660	461,471
Walmart Inc.	15,498	1,883,782
Walt Disney Co. (The)	19,161	2,072,262
Waters Corp.(a)	984	184,008
Wayfair Inc., Class A(a)	1,230	152,569
Wells Fargo & Co.	47,150	1,369,707
Welltower Inc.	4,428	226,846
Western Digital Corp.	3,362	154,921
Western Union Co. (The)	5,740	109,462
Westinghouse Air Brake Technologies Corp.	2,378	134,167
Weyerhaeuser Co.	11,398	249,274
Willis Towers Watson PLC	1,168	208,243
Workday Inc., Class A(a)	2,296	353,354
WP Carey Inc.	3,444	226,546
WW Grainger Inc.	656	180,780
Wynn Resorts Ltd.	1,722	147,283
Xerox Holdings Corp.(a)	4,100	74,989
Xilinx Inc.	3,608	315,339
XPO Logistics Inc.(a)	984	65,672
Xylem Inc./NY	5,166	371,435
Yum! Brands Inc.	2,296	198,443
Zillow Group Inc., Class C, NVS(a)(c)	2,132	93,723
Zimmer Biomet Holdings Inc.	1,968	235,570

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zoetis Inc.	5,658	$731,636

		263,725,032

Total Common Stocks — 99.0% (Cost: $444,199,454)		458,877,480

Preferred Stocks

Brazil — 0.2%
Banco Bradesco SA, Preference Shares, NVS	64,868	229,476
Itau Unibanco Holding SA, Preference Shares, NVS	73,854	310,653
Itausa-Investimentos Itau SA, Preference Shares, NVS	90,200	149,964
Telefonica Brasil SA, Preference Shares, NVS	8,200	69,150

		759,243

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	9,512	225,861

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	17,138	113,156
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	593,188	127,880

		241,036

Germany — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	1,804	70,066
Henkel AG & Co. KGaA, Preference Shares, NVS	3,936	349,372
Volkswagen AG, Preference Shares, NVS	2,460	345,481

		764,919

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	317,176	126,246

South Korea — 0.1%
Hyundai Motor Co., Series 2, Preference Shares, NVS	1,148	55,212
Samsung Electronics Co. Ltd., Preference Shares, NVS	8,200	284,336

		339,548

Total Preferred Stocks — 0.6% (Cost: $3,455,652)		2,456,853

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(f)(g)(h)	4,965,114	$4,970,576
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(f)(g)	720,000	720,000

		5,690,576

Total Short-Term Investments — 1.2% (Cost: $5,683,102)		5,690,576

Total Investments in Securities — 100.8% (Cost: $453,338,208)		467,024,909

Other Assets, Less Liabilities — (0.8)%		(3,588,994)

Net Assets — 100.0%		$ 463,435,915

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,898,525	2,066,589	(b)	—	4,965,114	$4,970,576	$44,204	(c)	$(5,181)		$6,273
BlackRock Cash Funds: Treasury, SL Agency Shares	38,000	682,000	(b)	—	720,000	720,000	6,023		—		—
BlackRock Inc.	1,253	215		(230)	1,238	621,526	12,605		18,342		21,001

						$6,312,102	$62,832		$13,161		$27,274

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® MSCI ACWI Low Carbon Target ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	7	06/19/20	$573	$40,605
MSCI Emerging Markets E-Mini	7	06/19/20	317	15,417
S&P 500 E-Mini	7	06/19/20	1,016	86,263

				$142,285

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$442,529,518	$16,177,935	$170,027	$458,877,480
Preferred Stocks	2,456,853	—	—	2,456,853
Money Market Funds	5,690,576	—	—	5,690,576

	$450,676,947	$16,177,935	$170,027	$467,024,909

Derivative financial instruments(a)
Assets
Futures Contracts	$142,285	$—	$—	$142,285

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares